Debt (Details Narrative) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		37 Months Ended		46 Months Ended				1 Months Ended			9 Months Ended		3 Months Ended
	May 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 10, 2012	Oct. 01, 2011	Dec. 31, 2012 Convertible Notes Payable Issued July 27, 2012 [Member]	Dec. 31, 2012 Notes Payable Issued July 13, 2012 [Member]	Nov. 30, 2012 Notes Payable Issued July 13, 2012 [Member]	Oct. 31, 2012 Notes Payable Issued July 13, 2012 [Member]	Sep. 30, 2013 United Fleet Financing - Financing and Subordinated Promissory	May 20, 2013 United Fleet Financing - Financing and Subordinated Promissory	Sep. 30, 2013 Emerald Private Equity Fund - Financing and Convertible Promissory Note	Jun. 20, 2013 Emerald Private Equity Fund - Financing and Convertible Promissory Note
Maximum borrowing capacity																$ 1,500,000
Installment size																166,000
Debt conversion price to common stock (per price)											$ 0.35					$ 0.55		$ 0.70
Warrants issuable																2,727,272
Number of common shares per warrant																1.25
Warrants, exercise price	0.01	0.01		0.75		0.75	0.75	0.01				0.01				0.65		0.65
Proceeds from financing agreement															830,000		200,000
Debt discount		480,716		9,214	0	9,214	9,214	480,716							301,206		200,000
Warrants outstanding															1,886,364		714,286	714,286
Notes payable																		200,000
Warrant term	5 years										18 months	5 years				18 months		5 years
Interest rate										6.00%	7.00%	21.00%						8.00%
Convertible shares in dispute				395,000
Number of shares convertible notes can be converted into				1,654,524
Warrants issuable upon conversion	24,000			922,857
Interest expense prior to accretion of discount				68,836	7,903		76,739
Interest expense related party notes payable				22,549	1,687		24,236
Accretion of Discount		48,812		16,351		16,351	16,351	65,163
Line of Credit									110,000	100,000
Interest In Company										12.50%
Additional ship Interest Granted Upon Loc Conversion									12.50%
Convertible Notes Issued	12,000
Line of Credit Facility, Description				the lender was afforded the unconditional right, but not the obligation, at any time after the loan amount was fully drawn down, to convert the existing loan indebtedness into an additional twelve and one-half (12.50%) member interest in Echo LLC.
Warrants issued for notes payable												3,000	4,000	5,000
Repayment of notes payable												$ 10,000	$ 20,000